Ivy Funds

Supplement dated June 19, 2020 to the

Ivy Funds Prospectus

dated October 31, 2019

as supplemented January 8, 2020, March 13, 2020, April 1, 2020, April 30, 2020 and May 29, 2020

The Class Y shares and Class R shares of Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund have been liquidated and terminated. Therefore, such classes are no longer offered in the Prospectus. Accordingly, effective immediately, all references to Class Y shares and Class R shares of Ivy Accumulative Fund and Ivy Wilshire Global Allocation Fund in the Prospectus are hereby deleted.

Supplement	Prospectus	1